Revenue (Details Narrative) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Transaction prices			22.00%	16.20%
Transaction price allocated			kr 443,000	kr 406,000
Revenue remaining percentage			78.00%	83.80%
Revenue recognized			kr 1,580,000	kr 2,101,000
Amortization of customer warrant contract asset	kr 1,020
Largest customer one [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	12.00%	14.00%
Largest customer two [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	11.00%	10.00%
One largest customer [member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage			15.00%	16.00%
Two largest customer [member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage			11.00%	15.00%